ACCRUED EXPENSES AND OTHER CURRENT LIABILITES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31, 2021	December 31, 2020
Employees and payroll accruals	$8,262	$1,480
Deferred transaction costs	—	328
Professional fees	600	379
Non recurring engineering	4,800	—
Government authorities	648	—
Other payables	1,708	73
Total	$16,018	$2,260